Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment	The movement of property and equipment during the year is as follows:
	General installations	Office and computer equipment	Furniture & fixtures	Total
	USD	USD	USD	USD
2022
Cost
At January 1, 2022	615,328	308,115	52,766	976,209
Additions	1,423,217	221,206	484,229	2,128,652
At December 31, 2022	2,038,545	529,321	536,995	3,104,861

Depreciation
At January 1, 2022	515,430	144,388	40,066	699,884
Charge for the year (note 8)	123,370	59,070	21,562	204,002
At December 31, 2022	638,800	203,458	61,628	903,886

Net carrying amount
At December 31, 2022	1,399,745	325,863	475,367	2,200,975

2023
Cost
At January 1, 2023	2,038,545	529,321	536,995	3,104,861
Additions	80,271	18,263	-	98,534
At December 31, 2023	2,118,816	547,584	536,995	3,203,395

Depreciation
At January 1, 2023	638,800	203,458	61,628	903,886
Charge for the year (note 8)	300,395	85,941	100,435	486,771
At December 31, 2023	939,195	289,399	162,063	1,390,657

Net carrying amount
At December 31, 2023	1,179,621	258,185	374,932	1,812,738